                                     [U.S.
                                   GOVERNMENT
                               INCOME FUND LOGO]

                                   [PHOTO]

         From Our Family to Yours: The Intelligent Creation of Wealth.






                               SEMI-ANNUAL REPORT

                    (Unaudited) and Investment Performance
                    Review for the Six Month Period Ended
                                April 30, 1998


                                [HERITAGE LOGO]
                                ---------------
                                U.S. GOVERNMENT
                                INCOME FUND(TM)
                                ---------------



[HERITAGE LOGO and ADDRESS]

HERITAGE FAMILY OF FUNDS (TM)
From Our Family to Yours:
The Intelligent Creation of Wealth.

HERITAGE MONEY MARKET FUNDS
Cash Trust Money Market
Cash Trust Municipal Money Market
HERITAGE BOND FUNDS
Intermediate Government
High Yield
HERITAGE STOCK FUNDS
Income-Growth
Value Equity
Growth Equity
Capital Appreciation
Mid Cap
Small Cap
International
This report is for the information of shareholders of Heritage U.S. Government Income Fund. New York Stock Exchange Symbol: HGA. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.
5M 4/98 (Recycle Logo) Printed on recycled paper

                                                                   June 11, 1998

Dear Fellow Shareholders:

    During the six months ended April 30, 1998, the Heritage U.S. Government Income Fund (the "Fund") returned +2.53% on net asset value and -0.09% based on market value. By comparison, the Lehman Intermediate Government/Corporate Index returned +3.10% and the Lehman Aggregate Government/Corporate Index returned +3.64% for the same period.

    Interest rates fell modestly during the period, with long-term Treasury bond yields falling from 6.15% to 5.95%, just 0.20% or 20 basis points. The yields in the intermediate sector of the yield curve also fell, but by a lesser extent, with the five-year Treasury declining only by 0.08% or 8 basis points to 5.64% from 5.72% at the end of October. Because of the relatively high level of Federal Funds, the very short end of the Treasury yield curve was little-changed over the period, with the one-year Treasury bill actually rising in yield by 3 basis points.

    The following yield curve chart graphically depicts the changes in U.S. Government Bond Yields over the period:

                       (U.S. Treasury Yield Curve Graph)

    The decline in interest rates reflected an economy which remained relatively strong but with significantly lower inflation or "disinflation" on the Consumer Price Index and falling prices or "deflation" on the Producer Price Index.

    The strength in the economy and the low levels of inflation juxtaposed to provide much unrest within the domestic fixed income markets and within the Federal Open Market Committee. In the fall and winter, there was a general perception that the economy would slow, eventually leading the Fed to reduce interest rates. However, after the beginning of the year, market perceptions changed to anticipate a steady to tighter Fed policy rather than an easing. Consequently, yields bottomed out and then rose slightly from that point.

    The continued stability of short-term rates and a continued decline in longer term rates helped to "flatten" the slope of the yield curve and impaired the Fund's ability to generate significantly higher income through the use of leverage strategies. At the end of April, the rate charged for one month borrowing against U.S. Treasury collateral was approximately 5.48%, while the ten year Treasury yield stood at only 5.67%. Due to the relatively high cost of financing, the yield advantage gained from "rolling" mortgage securities also declined. The flatness of the yield curve necessitated a reduction in the Fund's monthly dividend from $0.077 to $0.067 per share to reduce the potential for any return of principal.

    During this period, your Fund's investments consisted primarily of short, intermediate, and longer term U.S. Treasury securities, and mortgage-related securities. The emphasis on Treasury securities was designed to improve net asset value performance given falling interest rates. In hindsight, the Fund's performance would have been better had a greater percentage of assets been committed to the longer sector of the Treasury market rather than being invested in the higher income producing mortgage sector.

    Continued uncertainty over the impact of the Asian crisis and the strength of the domestic economy have again raised the possibility of the Federal Reserve increasing short-term interest rates to slow an overheated economy. We currently believe market conditions warrant a conservative approach to the fixed income markets. Longer term, we remain quite positive on the outlook for lower inflation, a weakening economy and improving bond markets. At the present time, we have structured the Fund to have a duration (sensitivity to changes in interest rates) relatively close to that of the Lehman Intermediate Government/Corporate Index. We would plan to extend the Fund's duration should we see evidence of slower economic growth emerge.

    Thank you for your continued confidence in the Heritage U.S. Government Income Fund.


Sincerely,                                                  Sincerely,
/s/ STEPHEN G. HILL                                         /s/ H. PETER WALLACE
Stephen G. Hill                                             H. Peter Wallace
President                                                   Portfolio Manager

--------------------------------------------------------------------------------
                      HERITAGE U.S. GOVERNMENT INCOME FUND
                              INVESTMENT PORTFOLIO
                                 APRIL 30, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                      MATURITY    MARKET
       AMOUNT                                                                         DATE       VALUE
     ---------                                                                      --------  -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--104.4%(A)
 U.S. TREASURIES--45.7%(A)
          $5,000,000  U.S. Treasury Notes, 5.375%.................................  02/15/01  $ 4,970,315
           2,000,000  U.S. Treasury Notes, 5.5%...................................  02/28/03    1,985,626
           5,000,000  U.S. Treasury Notes, 5.5%...................................  03/31/03    4,965,625
           5,000,000  U.S. Treasury Bonds, 6.125%.................................  11/15/27    5,120,315
                                                                                              -----------
                      Total U.S. Treasuries (cost $17,085,313)....................             17,041,881
                                                                                              -----------
 U.S. GOVERNMENT AGENCIES--58.7%(A)
  FEDERAL HOME LOAN MORTGAGE CORPORATION--9.1%
           3,000,000  REMIC, 10.0%, 1378 H, PAC(c)................................  01/15/21    3,377,820
                                                                                              -----------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION--14.6%
           1,000,000  Medium Term Note, 6.21%.....................................  11/07/07    1,015,027
             449,469  REMIC, 9.67%, 1990-96 E, SEQ................................  01/25/17      459,744
              81,590  REMIC, 8%, 1991-28 H, PAC(c)................................  02/25/20       81,419
           2,000,000  REMIC, 8.5%, 1992-65 K, PAC(c)..............................  05/25/21    2,097,072
           1,756,406  Pool #394212, 30 year Pass-Through, 7.5%(c).................  07/01/27    1,802,810
                                                                                              -----------
                                                                                                5,456,072
                                                                                              -----------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--35.0%
           2,000,000  REMIC, 7.0%, 1996-16 G, SEQ.................................  04/16/22    2,018,120
           4,147,823  Pool #415688, 30 year Pass-Through, 7.5%(c).................  11/15/25    4,261,681
           1,681,789  Pool #442741, 30 year Pass-Through, 7.5%(c).................  03/15/27    1,727,483
           5,000,000  TBA, 30 year Pass-Through, 7.0%.............................  05/01/28    5,057,815
                                                                                              -----------
                                                                                               13,065,099
                                                                                              -----------
                      Total U.S. Government Agencies (cost $21,695,409)...........             21,898,991
                                                                                              -----------
                      Total U.S. Government and Agency Securities (cost
                      $38,780,722)................................................             38,940,872
                                                                                              -----------

PRIVATE ISSUE MORTGAGE SECURITIES--1.0%(A)
  PRIVATE ISSUE MORTGAGE SECURITIES--1.0%
             386,095  Kidder Peabody Mortgage Asset Trust, 8.94%, 24-E, PAC.......  04/01/19      386,821
                                                                                              -----------
                      Total Private Issue Mortgage Securities (cost $398,884).....                386,821
                                                                                              -----------
REPURCHASE AGREEMENT--7.3%(A)
Repurchase Agreement with State Street Bank and Trust Company, dated April 30,
1998 @ 5.47% to be repurchased at $2,719,413 on May 1, 1998, collateralized by
$2,425,000 United States Treasury Bond, 7.125% due February 15, 2023, (market
value $2,794,993 including interest) (cost $2,719,000)............................              2,719,000
                                                                                              -----------
TOTAL INVESTMENT PORTFOLIO (cost $41,898,606)(b), 112.7%(a).......................             42,046,693
OTHER ASSETS AND LIABILITIES, net (12.7%)(a)......................................             (4,739,601)
                                                                                              -----------
NET ASSETS, 100.0%................................................................            $37,307,092
                                                                                              ===========

---------------

(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $148,087, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $209,923 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $61,836.
(c) Some or all of these securities are segregated in connection with the reverse repurchase agreement and/or mortgage dollar rolls.

PAC--Planned Amortization Class
REMIC--Real Estate Mortgage Investment Conduit
SEQ--Sequential Class
TBA--To be announced

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE U.S. GOVERNMENT INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Assets
Investments, at market value (identified cost $41,898,606)
  (Note 1)..................................................                 $42,046,693
Cash........................................................                         621
Receivables:
  Interest..................................................                     382,315
Deferred organization expense...............................                       4,272
                                                                             -----------
        Total assets........................................                  42,433,901
Liabilities
Payables (Note 4):
  Investments purchased, delayed delivery, net (Note 1).....  $ 5,050,000
  Accrued management fee....................................       31,966
  Accrued administrative fee................................        4,582
  Other accrued expenses....................................       40,261
                                                              -----------
        Total liabilities...................................                   5,126,809
                                                                             -----------
Net assets, at market value.................................                 $37,307,092
                                                                             ===========
Net Assets
Net assets consist of:
  Paid-in capital (Note 1)..................................                 $43,465,066
  Accumulated distribution in excess of net investment
    income..................................................                    (117,408)
  Accumulated net realized loss on investments (Note 1).....                  (6,188,653)
  Net unrealized appreciation on investments................                     148,087
                                                                             -----------
Net assets, at market value.................................                 $37,307,092
                                                                             ===========
Net asset value per share ($37,307,092 divided by 3,115,471
  shares of beneficial interest outstanding, no par value)
  (Notes 1 and 2)...........................................                      $11.97
                                                                                   =====

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE U.S. GOVERNMENT INCOME FUND
                            STATEMENT OF OPERATIONS
                         FOR THE SIX MONTH PERIOD ENDED
                                 APRIL 30, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income
Income:
  Interest (includes mortgage dollar roll income of
    $181,994)...............................................              $1,503,804

Expenses (Notes 1 and 4):
  Management fee............................................  $103,723
  Administrative fee........................................    27,944
  Interest expense..........................................    26,827
  Legal fees................................................    23,082
  Custodian/Fund accounting fees............................    21,763
  Reports to shareholders...................................    12,776
  Shareholder servicing.....................................    10,221
  NYSE fees.................................................     8,085
  Auditing fees.............................................     7,560
  Organization costs........................................     3,661
  Trustees' fees and expenses...............................     2,187
  Other.....................................................     1,362
                                                              --------
        Total expenses before waiver........................   249,191
        Fees waived by Manager (Note 4).....................   (36,066)      213,125
                                                              --------    ----------
Net investment income.......................................               1,290,679
                                                                          ----------
Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions..............                 (88,339)
Net increase in unrealized depreciation of investments
  during the period.........................................                (235,253)
                                                                          ----------
        Net loss on investments.............................                (323,592)
                                                                          ----------
Net increase in net assets resulting from operations........              $  967,087
                                                                          ==========

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE
                                                                 SIX MONTH
                                                                PERIOD ENDED          FOR THE
                                                               APRIL 30, 1998        YEAR ENDED
                                                                (UNAUDITED)       OCTOBER 31, 1997
                                                              ----------------    ----------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................    $ 1,290,679         $ 3,108,630
  Net realized loss from investment transactions............        (88,339)           (379,007)
  Net increase (decrease) in unrealized depreciation of
    investments during the period...........................       (235,253)            264,998
                                                                -----------         -----------
  Net increase in net assets resulting from operations......        967,087           2,994,621
Distribution to shareholders from:
  Net investment income ($0.45 and $0.99 per share,
    respectively)...........................................     (1,408,087)         (3,110,485)
  Tax return of capital ($0.02 per share)...................             --             (48,409)
                                                                -----------         -----------
        Total distribution..................................     (1,408,087)         (3,158,894)
                                                                -----------         -----------
Decrease in net assets......................................       (441,000)           (164,273)
Net assets, beginning of period.............................     37,748,092          37,912,365
                                                                -----------         -----------
Net assets, end of period (including accumulated
  distribution in excess of net investment income of
  $117,408 at April 30, 1998)...............................    $37,307,092         $37,748,092
                                                                ===========         ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE U.S. GOVERNMENT INCOME FUND
                            STATEMENT OF CASH FLOWS
                 FOR THE SIX MONTH PERIOD ENDED APRIL 30, 1998
                                  (UNAUDITED)
--------------------------------------------------------------------------------

CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
  Cash used from Reverse Repurchase Transactions, net.......    $ (6,415,321)
  Dividends and Distributions paid in cash..................      (1,408,087)
  Proceeds from disposition of mortgage dollar rolls, net...       4,835,194
                                                                ------------
    Cash used by financing activities.......................      (2,988,214)
                                                                ------------
CASH PROVIDED (USED) BY OPERATIONS:
  Net investment income.....................................       1,290,679
  Increase in accrued expenses..............................           6,761
  Decrease in interest receivable...........................         119,313
  Decrease in investments payable/receivable, net...........      (4,965,385)
  Proceeds from disposition of portfolio securities.........      66,542,290
  Purchase of short term securities, net....................      (1,509,000)
  Purchase of portfolio securities..........................     (58,495,937)
                                                                ------------
    Cash provided by operations.............................       2,988,721
                                                                ------------
NET INCREASE IN CASH........................................             507
CASH AT BEGINNING OF PERIOD.................................             114
                                                                ------------
CASH AT END OF PERIOD.......................................    $        621
                                                                ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE U.S. GOVERNMENT INCOME FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                    FOR THE
                                                   SIX MONTH
                                                  PERIOD ENDED              FOR THE YEARS ENDED OCTOBER 31,
                                                 APRIL 30, 1998      ----------------------------------------------
                                                  (UNAUDITED)          1997         1996         1995        1994+
                                                 --------------      --------      -------      ------      -------
NET ASSET VALUE, BEGINNING OF THE PERIOD.......     $ 12.12          $  12.17      $ 12.59      $11.99      $ 14.02*
                                                    -------          --------      -------      ------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).....................        0.41              0.99         1.07        1.17         0.98
  Net realized and unrealized gain (loss) on
    investments................................       (0.11)            (0.03)       (0.43)       0.59        (2.04)
                                                    -------          --------      -------      ------      -------
  Total from investment operations.............        0.30               .96          .64        1.76        (1.06)
                                                    -------          --------      -------      ------      -------
LESS DISTRIBUTIONS:
  Dividends from net investment income.........       (0.45)            (0.99)       (1.06)      (1.15)       (0.91)
  Distributions in excess of net investment
    income.....................................          --                --           --          --        (0.02)
  Tax return of capital........................          --             (0.02)          --       (0.01)       (0.04)
                                                    -------          --------      -------      ------      -------
  Total distributions..........................       (0.45)            (1.01)       (1.06)      (1.16)       (0.97)
                                                    -------          --------      -------      ------      -------
NET ASSET VALUE, END OF PERIOD.................     $ 11.97          $  12.12      $ 12.17      $12.59      $ 11.99
                                                    =======          ========      =======      ======      =======
MARKET VALUE, END OF PERIOD....................     $10.625          $11.0625      $11.125      $11.75      $11.375
                                                    =======          ========      =======      ======      =======
TOTAL RETURN:
  Per share market value(c)....................        (.09%)(e)         8.61%        3.94%      13.87%      (18.20%)(b)
  Per share net asset value(c).................        2.53% (e)         8.44%        5.41%      15.78%       (7.75%)(b)
RATIOS AND SUPPLEMENTAL DATA:
  Ratio of operating expenses, net, to average
    daily net assets (excluding interest and
    taxes)(a)..................................        1.00%             1.00%        1.00%       1.00%        1.00%(d)
  Ratio of net investment income to average
    daily net assets...........................        6.93%             8.37%        8.70%       9.57%        7.99%(d)
  Portfolio turnover rate......................         117% (e)           62%          47%        150%         163%(d)
  Net assets, end of period ($ millions).......          37                38           38          39           37

---------------

 + For the period November 19, 1993 (commencement of operations) to October 31, 1994.
 * Beginning per share amount reflects $15.00, initial public offering price, net of underwriting discounts and offering costs ($.98).
(a) Excludes management fees waived by the Manager of $.01, $.03, $.03, $.04 and $.02 per share, respectively. The operating expense ratio (excluding interest expense) including such items would be 1.19% (annualized), 1.28%, 1.27%, 1.36% and 1.21% (annualized), respectively.
(b) Return since inception, does not include offering costs, not annualized.
(c) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the period and assumes dividend distributions were reinvested. Per share net asset value return percentage is not an indication of the performance of a shareholder's investment in the Fund due to differences between the market price of the stock and the net asset value of the Fund during the period.
(d) Annualized.
(e) Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                      HERITAGE U.S. GOVERNMENT INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage U.S. Government Income Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide a high level of current income and its secondary investment objective is capital appreciation. The Fund will seek to achieve these objectives through the active management of a portfolio composed primarily of mortgage-related securities and mortgages. The Fund normally will invest a minimum of 65% of its total assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including mortgage-related securities. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

        Security Valuation: The Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market are valued on the basis of valuations furnished by independent pricing services or broker/dealers who utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price.

        Reverse Repurchase Agreements: The Fund may borrow by entering into reverse repurchase agreements whereby the Fund sells securities and agrees to repurchase them at a mutually agreed price. Reverse repurchase agreements may be used for leverage purposes as permitted by the prospectus. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high grade securities, marked to market daily, having a value no less than the repurchase price (including accrued interest).

        Forward Commitments and When-Issued Securities: Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the Fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments.

        Mortgage Dollar Rolls: The Fund may enter into mortgage dollar rolls principally in to be announced (TBA) securities, in which the Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at the same price on a fixed date. The Fund accounts for such dollar rolls as a financing transaction and receives compensation as consideration for entering into the commitment to repurchase.

        The compensation is recorded and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of the security while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made at cash renewal without physical delivery of the securities subject to the contract. If the fund enters into closing transactions before the end of the fee roll period, the Fund will accelerate the unamortized portion of the fee.

        Futures Contracts: A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into futures contracts, the Fund is required to deposit with a broker an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Upon closing of the contract, the Fund will realize for financial reporting purposes, a gain or loss equal to the difference between the value of the futures contract opened and the futures contract closed. The Fund may be subject to certain risks upon entering into futures contracts resulting from the imperfect correlation of prices between the futures and securities markets.

        Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income taxes.

        Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for the Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the

--------------------------------------------------------------------------------
                      HERITAGE U.S. GOVERNMENT INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

        identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        Organization Expenses: Expenses incurred in connection with the formation of the Fund were deferred and are being amortized on a straight-line basis over 60 months from the date of commencement of operations.

        Capital Accounts: The Fund reports the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

        Statement of Cash Flows: Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount reported as cash in the Fund's Statement of Assets and Liabilities and represents the cash position in its custodian bank account at April 30, 1998.

        Other: For the purpose of these financial statements, investment security transactions are accounted for on a trade date basis. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. All original issue discounts are accreted for both tax and financial reporting purposes.

Note 2: FUND SHARES. There was no Fund share activity for the year ended October 31, 1997 and the six month period ended April 30, 1998. Shares outstanding remain at 3,115,471.

Note 3: PURCHASES AND SALES OF SECURITIES. For the six month period ended April 30, 1998, purchases, sales and paydowns of U.S. Government securities (excluding short-term investments and mortgage dollar roll transactions) aggregated $58,495,937, $64,559,329 and $1,982,961, respectively.
        Purchases and sales included in mortgage dollar roll transactions aggregated $271,384,375 and $276,212,500, respectively.

Note 4: MANAGEMENT, ADMINISTRATIVE, AND TRUSTEES' FEES. Under the Fund's Investment Advisory Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a monthly fee of 0.01667% of average weekly net assets for the preceding period (approximately .20% per annum) plus a fee equal to 4.5% of gross weekly income, computed daily and payable monthly. Under the Fund's Administration Agreement, the Fund will pay the Manager a monthly fee of 0.0125% of average weekly net assets for the preceding period (approximately .15% per annum). The Manager voluntarily reduces such fees in any year to the extent that operating expenses (excluding interest and taxes) of the Fund exceed 1.00% on an annual basis of the Fund's average daily net assets. Under this agreement, management fees of $36,066 were waived for the six month period ended April 30, 1998. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ending October 31, 2000, the Fund may be required to pay the Manager a portion or all of the waived management fee. In addition, the Fund may be required to pay the Manager a portion or all of the management fees waived of $102,111 for the year ended October 31, 1997, if total Fund expenses fall below the annual expense limitations before the end of the year ending October 31, 1999.

        The Manager also performs Fund Accounting services and charged the Fund $15,264 during the period of which $9,600 was payable as of April 30, 1998.

        Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust, open-end investment companies that are also advised by the Manager (collectively referred to as the Heritage funds). Each Trustee of the Heritage funds that is not an interested person of the Manager received an annual fee of $8,000, an additional fee of $3,000 for each combined quarterly meeting of the Heritage mutual funds attended and $1,000 for each special Trustees meeting attended. Trustees' fees and expenses are paid equally by each of the Heritage funds.

Note 5: FEDERAL INCOME TAXES. For the year ended October 31, 1997, to reflect reclassifications arising from permanent book/tax differences primarily attributable to paydown income and market discount, the Fund credited accumulated net realized loss on investments $4,015 and undistributed net investment loss $48,409 and debited paid-in capital $52,424. As of October 31, 1997, the fund has net tax basis capital loss carryforwards of $6,100,314 that may be applied against any realized net taxable gains until the expiration dates of October 31, 2002 ($4,068,100), October 31, 2003 ($1,211,069), October 31, 2004 ($446,153) and October 31, 2005
        ($374,992).

--------------------------------------------------------------------------------
                      HERITAGE U.S. GOVERNMENT INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 6: PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS. The Fund may enter into reverse repurchase agreements to raise cash without liquidating any portfolio securities. Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase.

        The Fund may enter into mortgage dollar roll agreements in order to hedge against anticipated changes in interest rates and prices and to enhance the Fund's yield. When such transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities takes place on a later date. There is always a risk that securities may not be delivered and that the Fund may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account.

        In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds may be restricted pending a determination by the other party, its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Note 7: SHAREHOLDERS MEETING. On February 23, 1998, the Annual Meeting of Shareholders was held. The results of that meeting on the following items were as follows:

                                                                             SHARES
                                                                      ---------------------
                                                                                  WITHHELD
                                                                         FOR      AUTHORITY
                                                                      ---------   ---------
        Election of Trustees
          Class III
            Thomas A. James.........................................  2,708,979    28,393
            C. Andrew Graham........................................  2,705,469    31,903
            Eric Stattin............................................  2,705,469    31,903

                                                                                   SHARES
                                                                      --------------------------------
                                                                         FOR       AGAINST   AUTHORITY
                                                                      ----------   -------   ---------
        Ratification of the selection of Price Waterhouse LLP as
          independent accountants of the Fund for the fiscal year
          ending October 31, 1998...................................   2,701,703   13,140     22,529

HERITAGE U.S. GOVERNMENT INCOME FUND is a member of the Heritage family of mutual funds. Other investment alternatives available to you from Heritage include:

             [ ]   HERITAGE CASH TRUST
                       MONEY MARKET FUND
                       MUNICIPAL MONEY MARKET FUND
             [ ]   HERITAGE CAPITAL APPRECIATION TRUST
             [ ]   HERITAGE INCOME-GROWTH TRUST
             [ ]   HERITAGE INCOME TRUST
                       HIGH YIELD BOND FUND
                       INTERMEDIATE GOVERNMENT FUND
             [ ]   HERITAGE SERIES TRUST
                       EAGLE INTERNATIONAL EQUITY PORTFOLIO
                       GROWTH EQUITY FUND
                       MID CAP GROWTH FUND
                       SMALL CAP STOCK FUND
                       VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.